Financial assets and liabilities - Financing activity (Details) € in Millions, £ in Millions, $ in Millions									1 Months Ended	12 Months Ended
	Jul. 31, 2018 USD ($)	Dec. 07, 2017 USD ($)	Jun. 12, 2017 USD ($)	Apr. 10, 2017 USD ($)	Mar. 09, 2017 EUR (€)	Mar. 09, 2017 USD ($)	Mar. 02, 2017 USD ($)	Jan. 30, 2017 USD ($)	Jul. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 USD ($)	[1]	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Jun. 12, 2017 GBP (£)	Mar. 08, 2017 EUR (€)	Mar. 08, 2017 USD ($)
Financial assets and liabilities
Issuance of notes																	$ 7,737			$ 8,296
Repayment of principal amount outstanding										$ 443	$ 4,385		$ 2,604
Borrowing capacity available																	$ 640			$ 814
Aggregate principal amount | €																€ 750
2.750% Senior Secured Notes due 2024
Financial assets and liabilities
Issuance of notes | €																						€ 750
Stated interest rate															2.75%	2.75%	2.75%	2.75%	2.75%	2.75%		2.75%	2.75%
Aggregate principal amount | €																			€ 750
4.625% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate															4.625%	4.625%	4.625%	4.625%	4.625%	4.625%
Aggregate principal amount																	$ 1,000			$ 1,000
4.125% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate															4.125%	4.125%	4.125%	4.125%	4.125%	4.125%
Aggregate principal amount | €																€ 440			€ 440
4.250% Senior Secured Notes due 2022
Financial assets and liabilities
Issuance of notes																							$ 715
Stated interest rate															4.25%	4.25%	4.25%	4.25%	4.25%	4.25%		4.25%	4.25%
Aggregate principal amount																	$ 715			$ 715
4.750% Senior Notes due 2027
Financial assets and liabilities
Issuance of notes | £																					£ 400
Stated interest rate															4.75%	4.75%	4.75%	4.75%	4.75%	4.75%	4.75%
Aggregate principal amount | £															£ 400			£ 400
6.000% Senior Notes due 2025
Financial assets and liabilities
Issuance of notes								$ 1,000															$ 700
Stated interest rate								6.00%							6.00%	6.00%	6.00%	6.00%	6.00%	6.00%		6.00%	6.00%
Aggregate principal amount																	$ 1,700			$ 1,700
7.250% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate															7.25%	7.25%	7.25%	7.25%	7.25%	7.25%
Aggregate principal amount																	$ 1,650			$ 1,650
6.750% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate															6.75%	6.75%	6.75%	6.75%	6.75%	6.75%
Aggregate principal amount | €																€ 750			€ 750
6.000% Senior Notes due 2021
Financial assets and liabilities
Stated interest rate	6.00%								6.00%									6.00%	6.00%	6.00%
Repayment of principal amount outstanding	$ 440								$ 440
Maximum borrowing capacity																				$ 440
First Priority Senior Secured Floating Rate Notes due 2019
Financial assets and liabilities
Repayment of principal amount outstanding						$ 265		$ 845
6.250% Senior Notes due 2019
Financial assets and liabilities
Stated interest rate							6.25%
Repayment of principal amount outstanding							$ 415
4.250% First Priority Senior Secured Notes due 2022
Financial assets and liabilities
Stated interest rate					4.25%	4.25%
Repayment of principal amount outstanding | €					€ 750
Term Loan B Facility due 2019
Financial assets and liabilities
Repayment of principal amount outstanding						$ 663
6.750% Senior Notes due 2021
Financial assets and liabilities
Stated interest rate				6.75%
Repayment of principal amount outstanding				$ 415
Senior Secured Floating Rate Notes due 2021
Financial assets and liabilities
Repayment of principal amount outstanding			$ 500
Global Asset Based Loan Facility
Financial assets and liabilities
Facility term		5 years
Maximum borrowing capacity		$ 850																		813
Borrowing capacity available																	$ 639			$ 813
Aggregate principal amount																	$ 739

[1]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements